Share-Based Compensation	12 Months Ended
Dec. 31, 2020
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Compensation
10	Share-based compensation
Share option plans
2014 Incentive Plan
On July 23 2014, the Company’s board of directors and shareholders approved the 2014 Incentive Plan (the “2014 Plan”). Awards under the 2014 Plan vest to 4 years from the date of grant and expire no more than 10 years after the grant date. The Company reserved a total of 5,500,000 common shares for issuance under the 2014 Plan. As of December 31, 2020, 1,911 shares remain available for grant under the 2014 Plan.
2017 Incentive Plan
On March 1, 2017, the Company’s board of directors and shareholders approved the 2017 Incentive Plan (the “2017 Plan”). Awards under the 2017 Plan vest to 4 years from the date of grant and expire no more than 10 years after the grant date. The Company reserved a total of 6,015,137 common shares for issuance under the 2017 Plan. As of December 31, 2020, 1,805,529 shares remain available of grant under the 2017 Plan.
The exercise price, vesting and other conditions of individual awards are determined by the board of directors or any of the committees appointed by the board of directors to administer the 2014 and 2017 Plans. The awards are subject to multiple service vesting periods arranging from 1 to 4 years, and will expire 10 years after the date of award. Upon the termination of the Grantee’s Continuous Service, the Company has the right to repurchase the vested award or shares obtained.
Share options
The following table summarizes the share option activity for the year ended December 31, 2020:

Options Granted to Employees and Directors	Number of Options	Weighted- Average Exercise Price	Weighted- Average grant-date Fair Value per Option	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
		RMB	RMB		RMB
Outstanding, December 31, 2019	7,179,546	9.74	15.37	6.75	163,589

Granted	1,578,810	0.25	18.97	—	—
Forfeited	305,051	13.20	24.01	—	—
Expired	—	—	—	—	—
Exercised	1,252,489	4.20	8.24	—	—
Cancelled	—	—	—	—	—

Outstanding, December 31, 2020	7,200,816	8.48	17.03	7.27	232,933

Vested and expected to vest at December 31, 2020	7,200,816	8.48	17.03	7.27	232,933

Vested at December 31, 2020	4,773,932	6.98	10.41	5.67	134,729

The aggregate intrinsic value in the table above represents the difference between the closing stock price on the last trading day in 2019 and 2020 and the option’s respective exercise pri
c
e.
The weighted average grant date fair value of the share options granted during the years ended December 31, 2018, 2019 and 2020 were RMB 45.72, RMB 50.18 and RMB 18.97 (US$2.91), respectively.
The aggregate fair value of options vested and recognized as expenses as of December 31, 2018, 2019 and 2020 were RMB24,561, RMB47,284 and RMB28,858 (US$4,424), respectively.
Total intrinsic value of options exercised for the years ended December 31, 2018, 2019 and 2020 were nil, 53,338 and RMB38,585 (US$5,913), respectively.
The aggregate unrecognized share-based compensation expense was RMB27,934 (US$4,281) as of December 31, 2020, which the Company expects to recognize over an estimated weighted-average period of 1.83 years.
The Company estimates the fair value of each award on grant date using the binomial option pricing model with the assistance of an independent third-party valuation firm. The binominal model requires the input of highly subjective assumptions, including the expected share price volatility and the suboptimal early exercise factor. For expected volatility, the Company has made reference to historical volatilities of several comparable companies. The suboptimal early exercise factor was estimated based on the Company’s expectation of exercise behavior of the grantees. The risk-free rate for periods within the contractual life of the options is based on the market yield of U.S. Treasury Bonds in effect at the time of grant. Prior to the IPO, the estimated fair value of the ordinary shares, at the option grant dates, were determined by the assistance of an independent third-party valuation firm. Subsequent to the IPO, fair value of the common shares is the price of the Company’s publicly traded shares. The Company’s management is ultimately responsible for the determination of the estimated fair value of its ordinary shares.
The Company recognizes share-based compensation expense using the accelerated recognition method over the requisite service period, which is generally subject to graded vesting.
The following table presents assumptions used to estimate the fair values of share options granted for the years ended December 31, 2018,

2019 and 2020:

	2018	2019	2020
Risk-free interest rate	2.27% - 2.93%	1.65% - 2.54%	0.63% - 1.88%
Dividend yield	0%	0%	0%
Expected volatility	45.30% - 46.10%	44.23% - 44.71%	44.37% - 47.83%
Weighted average expected volatility	45.98%	44.53%	46.37%
Expected exercise multiple	2.5	2.5	2.5 - 2.8

(i)
Risk-free interest ra
t
e – The risk-free interest rate for periods within the contractual life of the options is based on the US Treasury yield curve in effect at the time of the grant for a term consistent with the contractual term of the awards.

(ii)	Dividend yield – The dividend yield is estimated based on the Company’s expected dividend policy over the expected term of the options.
(iii)	Expected volatility – Expected volatility is estimated based on the historical volatility of common shares of several comparable publicly-traded companies in the same industry.
(iv)	Expected exercise multiple – Expected exercise multiple is estimated based on changes in expected intrinsic value of the option and the likelihood of early exercise by employees.
Restricted share units
Starting from September 4, 2018, the Company granted restricted Class A common shares of the Company (“Restricted Shares”).
A summary of the restricted share units for the year ended December 31, 2020 was stated below:

Restricted Share Units Granted to Employees and Directors	Number of Share Units	Weighted- Average Exercise Price	Weighted- Average grant-date Fair Value per Option	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
		RMB	RMB		RMB
Outstanding, December 31, 2019	33,643	—	44.98	9.70	1,039

Granted	95,095	—	20.41	—	—
Forfeited	—	—	—	—	—
Expired	—	—	—	—	—
Exercised	33,644	—	45.09	—	—
Cancelled	—	—	—	—	—

Outstanding, December 31, 2020	95,094	—	20.37	10.66	3,751

Vested and expected to vest at December 31, 2020	95,094	—	20.37	10.66	3,751

Exercisable at December 31, 2020	—	—	—	—	—

The weighted average grant-date fair value per share of restricted share unit
s
 granted for the years ended December 31, 2018, 2019 and 2020 were RMB54.69, RMB 45.09 and RMB 20.41 (US$ 3.13), respectively.
As of December 31, 2020, there was RMB 1,169 (US$179) of unrecognized share-based compensation cost related to restricted shares, which the Company expects to recognize over an estimated weighted-average period of one year.
Total compensation costs recogniz
e
d for the
years
ended December 31, 2018, 2019 and 2020 were as follows:

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Cost of Revenue	—	73	4	1
Research and development	9,448	12,819	7,176	1,100
Sales and marketing	3,347	6,040	3,965	608
General and administrative	11,766	28,352	17,713	2,715

Total	24,561	47,284	28,858	4,424